Related Parties and Parties-in-Interest (Details) - Trustee [Member] - Sensient Technologies Corporation Common Stock [Member] - Sensient Technologies Corporation Retirement Employee Stock Ownership Plan [Member] - USD ($)
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Parties and Parties-in-Interest [Abstract]
Number of shares held (in Shares)	536,687	577,193
EBP, Investment Acquired, Plan Interest in Master Trust, Purchase Price	$ 3,201,751
Proceeds from shares sold	$ 7,294,723